UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2006
                         ---------------

Date of reporting period:  NOVEMBER 30, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                          LIGHTHOUSE OPPORTUNITY FUND

  SCHEDULE OF INVESTMENTS at November 30, 2005 (Unaudited)

      SHARES                                                          VALUE
      ------                                                          -----
COMMON STOCKS: 82.4%

AUTOMOBILES & COMPONENTS: 1.3%
       3,100   Autoliv, Inc.                                      $   135,656
                                                                  -----------
CAPITAL GOODS: 2.0%
       8,950   American Superconductor Corp.*<F1>                      72,942
      13,200   Sypris Solutions, Inc.                                 145,860
                                                                  -----------
                                                                      218,802
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES: 3.7%
       7,100   Career Education Corp.*<F1>                            264,830
      11,100   Corinthian Colleges, Inc.*<F1>                         134,421
                                                                  -----------
                                                                      399,251
                                                                  -----------
CONSUMER DURABLES & APPAREL: 2.4%
       3,500   Jones Apparel Group, Inc.                              100,660
      14,200   Tempur-Pedic International, Inc.*<F1>                  161,170
                                                                  -----------
                                                                      261,830
                                                                  -----------
DIVERSIFIED FINANCIALS: 1.6%
       4,600   Federated Investors, Inc. - Class B                    168,084
                                                                  -----------
ENERGY: 7.2%
       1,550   Anadarko Petroleum Corp.                               140,446
       2,600   National Oilwell Varco, Inc.*<F1>                      157,612
       2,700   Pogo Producing Co.                                     132,300
       5,200   Precision Drilling Trust                               162,136
       3,600   Ultra Petroleum Corp.*<F1>#<F2>                        193,608
                                                                  -----------
                                                                      786,102
                                                                  -----------
HEALTH CARE EQUIPMENT & SERVICES: 5.6%
       5,800   Amsurg Corp.*<F1>                                      139,838
       4,900   Apria Healthcare Group, Inc.*<F1>                      119,854
       5,100   Icon PLC - Sponsored ADR*<F1>                          211,293
       3,100   Triad Hospitals, Inc.*<F1>                             132,246
                                                                  -----------
                                                                      603,231
                                                                  -----------
HOTELS, RESTAURANTS & LEISURE: 3.3%
      10,000   AFC Enterprises                                        122,600
       3,150   CEC Entertainment, Inc.*<F1>                           112,770
      11,400   Navigant International, Inc.*<F1>                      124,830
                                                                  -----------
                                                                      360,200
                                                                  -----------
HOUSEHOLD & PERSONAL PRODUCTS: 1.3%
       7,300   NBTY, Inc.*<F1>                                        143,226
                                                                  -----------
INSURANCE: 5.2%
       1,750   The Allstate Corp.                                      98,175
      11,700   Clark, Inc.                                            165,321
       3,600   Hub International, Ltd.#<F2>                            86,760
       4,550   The St. Paul Travelers Cos., Inc.                      211,712
                                                                  -----------
                                                                      561,968
                                                                  -----------
MATERIALS: 1.1%
       5,100   Alpha Natural Resources, Inc.*<F1>                     122,502
                                                                  -----------
MEDIA: 5.7%
       5,700   Clear Channel Communications, Inc.                     185,592
       1,700   R.H. Donnelley Corp.*<F1>                              107,066
       6,200   Univision Communications, Inc. - Class A*<F1>          187,426
       4,100   Viacom, Inc. - Class B*<F1>                            136,940
                                                                  -----------
                                                                      617,024
                                                                  -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 5.9%
       2,350   Celgene Corp.*<F1>                                     143,162
      14,200   Epix Pharmaceuticals, Inc.*<F1>                         70,006
      20,600   Isis Pharmaceuticals, Inc.*<F1>                        104,442
      10,150   NPS Pharmaceuticals, Inc.*<F1>                         117,638
      10,700   Salix Pharmaceuticals, Ltd.*<F1>                       207,259
                                                                  -----------
                                                                      642,507
                                                                  -----------
RETAILING: 6.1%
       6,400   Cache, Inc.*<F1>                                       107,712
      14,700   Casual Male Retail Group, Inc.*<F1>                     90,846
       7,700   Charlotte Russe Holding, Inc.*<F1>                     143,990
       7,800   Christopher & Banks Corp.                              117,624
       9,600   Haverty Furniture Cos., Inc.                           123,840
       5,500   West Marine, Inc.*<F1>                                  73,040
                                                                  -----------
                                                                      657,052
                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 6.5%
       2,950   Analog Devices, Inc.                                   111,864
       4,000   Diodes, Inc.*<F1>                                      161,480
       5,200   International Rectifier Corp.*<F1>                     184,392
       9,200   Omnivision Technologies, Inc.*<F1>                     162,840
       6,000   Sigmatel, Inc.*<F1>                                     87,360
                                                                  -----------
                                                                      707,936
                                                                  -----------
SOFTWARE & SERVICES: 2.7%
       3,100   First Data Corp.                                       134,137
      20,500   Novell, Inc.*<F1>                                      159,490
                                                                  -----------
                                                                      293,627
                                                                  -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 15.6%
       6,300   ADC Telecommunications, Inc.*<F1>                      128,709
      15,300   Digi International, Inc.*<F1>                          197,064
      13,000   Foundry Networks, Inc.*<F1>                            180,570
      13,100   Intevac, Inc.*<F1>                                     160,999
       9,150   Keithley Instruments, Inc.                             147,223
       3,800   Multi-Fineline Electronix, Inc.*<F1>                   140,600
      11,600   Newport Corp.*<F1>                                     160,080
       9,671   Oplink Communications, Inc.*<F1>                       131,719
       7,900   OSI Systems, Inc.*<F1>                                 148,757
      11,500   Spectralink Corp.                                      148,465
      13,000   Universal Display Corp.*<F1>                           151,450
                                                                  -----------
                                                                    1,695,636
                                                                  -----------
TRANSPORTATION: 5.2%
      12,700   Eagle Bulk Shipping, Inc.#<F2>                         196,342
       2,650   Frontline, Ltd.#<F2>                                   109,604
       4,800   Pacer International, Inc.                              126,864
         927   Ship Finance International, Ltd.#<F2>                   16,964
       7,100   Southwest Airlines Co.                                 117,150
                                                                  -----------
                                                                      566,924
                                                                  -----------
TOTAL COMMON STOCKS (COST $7,649,813)                               8,941,558
                                                                  -----------

      UNITS                                                          VALUE
      -----                                                          -----
MASTER LIMITED PARTNERSHIP: 1.8%

ENERGY: 1.8%
       4,800   Plains All American Pipeline L.P.
                 (cost $54,021)                                       190,656
                                                                  -----------

      SHARES                                                         VALUE
      ------                                                         -----
SHORT-TERM INVESTMENT: 16.1%
   1,753,191   Treasury Cash Series II
                 (cost $1,753,191)                                  1,753,191
                                                                  -----------
TOTAL INVESTMENTS IN SECURITIES: 100.3% (cost $9,457,025)          10,885,405
Liabilities in excess of Other Assets: (0.3)%                         (31,488)
                                                                  -----------
NET ASSETS: 100.0%                                                $10,853,917
                                                                  -----------
                                                                  -----------

*<F1>     Non-income producing security.
#<F2>     U.S. security of foreign company.
ADR American Depositary Receipt.

The cost basis of investments for federal income tax purposes at 11/30/2005 was as follows*<F3>

Cost of investments                                       $9,417,493
Gross unrealized appreciation                              1,874,083
Gross unrealized depreciation                               (406,171)
                                                          ----------
Net unrealized depreciation                               $1,467,912


*<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  January 25, 2006
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F4> /s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President

     Date  January 25, 2006
           ----------------

     By (Signature and Title)*<F4> /s/ Eric W. Falkeis
                                   -------------------
                                   Eric W. Falkeis, Treasurer

     Date  January 20, 2006
           ----------------

*<F4> Print the name and title of each signing officer under his or her signature.